Net fee and commission income - Schedule of net fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fee and commission income (expense) [abstract]
Payment Services	€ 906	€ 793
Securities business	376	438
Insurance and other broking	389	405
Portfolio management	303	290
Lending business	257	161
Financial guarantees and other commitments	250	217
Other	119	135
Total Fee and commission income	2,600	2,439
Payment Services	291	263
Securities business	86	78
Distribution of products (Externally)	317	296
Other	85	92
Total fee and commission expenses	779	729
Net fee and commission income	€ 1,822	€ 1,710